Loans and Allowance for Credit Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Allowance for Loan Losses
Total		$ 460,875
Total gross loans
Total	$ 483,236
Current period gross charge-offs
Total	138
Commercial and Industrial
Total gross loans
2023	51,093
2022	50,473
2021	62,853
2020	50,763
2019	32,579
Prior	65,047
Revolving Loans Amortized Cost Basis	71,293
Total	383,153
Current period gross charge-offs
2023	138
Total	138
Commercial and Industrial
Loans and Allowance for Loan Losses
Total		90,548
Total gross loans
2023	21,847
2022	14,752
2021	13,067
2020	14,042
2019	6,017
Prior	5,459
Revolving Loans Amortized Cost Basis	16,152
Total	91,294
Current period gross charge-offs
Total	0
Commercial Real Estate
Loans and Allowance for Loan Losses
Total		270,312
Total gross loans
2023	29,246
2022	35,721
2021	48,811
2020	36,721
2019	26,562
Prior	59,657
Revolving Loans Amortized Cost Basis	55,141
Total	291,859
Current period gross charge-offs
Total	0
Installment [Member]
Loans and Allowance for Loan Losses
Total		6,003
Residential Real Estate and Consumer, Total
Total gross loans
2023	14,520
2022	19,693
2021	17,017
2020	19,970
2019	6,072
Prior	24,440
Revolving Loans Amortized Cost Basis	371
Total	100,083
Residential Real Estate and Consumer, Total | Performing
Total gross loans
2023	14,520
2022	19,693
2021	17,017
2020	19,932
2019	6,072
Prior	21,999
Revolving Loans Amortized Cost Basis	371
Total	99,604
Residential Real Estate and Consumer, Total | Nonperforming
Total gross loans
2020	38
Prior	441
Total	479
Residential
Loans and Allowance for Loan Losses
Total		94,012
Total gross loans
2023	12,036
2022	18,297
2021	16,343
2020	19,514
2019	5,687
Prior	21,487
Total	93,364
Current period gross charge-offs
Total	0
Residential | Performing
Total gross loans
2023	12,036
2022	18,297
2021	16,343
2020	19,476
2019	5,687
Prior	21,046
Total	92,885
Residential | Nonperforming
Total gross loans
2020	38
Prior	441
Total	479
Consumer
Total gross loans
2023	2,484
2022	1,396
2021	674
2020	456
2019	385
Prior	953
Revolving Loans Amortized Cost Basis	371
Total	6,719
Current period gross charge-offs
2023	138
Total	138
Consumer | Performing
Total gross loans
2023	2,484
2022	1,396
2021	674
2020	456
2019	385
Prior	953
Revolving Loans Amortized Cost Basis	371
Total	6,719
Pass Grade
Loans and Allowance for Loan Losses
Total		453,035
Pass Grade | Commercial and Industrial
Total gross loans
2023	51,093
2022	50,444
2021	61,636
2020	48,713
2019	32,579
Prior	62,733
Revolving Loans Amortized Cost Basis	70,160
Total	377,358
Pass Grade | Commercial and Industrial
Loans and Allowance for Loan Losses
Total		90,548
Total gross loans
2023	21,847
2022	14,723
2021	13,067
2020	14,042
2019	6,017
Prior	5,292
Revolving Loans Amortized Cost Basis	15,019
Total	90,007
Pass Grade | Commercial Real Estate
Loans and Allowance for Loan Losses
Total		262,472
Total gross loans
2023	29,246
2022	35,721
2021	48,569
2020	34,671
2019	26,562
Prior	57,441
Revolving Loans Amortized Cost Basis	55,141
Total	287,351
Pass Grade | Installment [Member]
Loans and Allowance for Loan Losses
Total		6,003
Pass Grade | Residential
Loans and Allowance for Loan Losses
Total		94,012
Special Mention
Loans and Allowance for Loan Losses
Total		4,066
Special Mention | Commercial and Industrial
Total gross loans
2022	26
2021	242
2020	2,050
Prior	2,249
Revolving Loans Amortized Cost Basis	1,133
Total	5,700
Special Mention | Commercial and Industrial
Loans and Allowance for Loan Losses
Total		0
Total gross loans
2022	26
Prior	128
Revolving Loans Amortized Cost Basis	1,133
Total	1,287
Special Mention | Commercial Real Estate
Loans and Allowance for Loan Losses
Total		4,066
Total gross loans
2021	242
2020	2,050
Prior	2,121
Total	4,413
Special Mention | Installment [Member]
Loans and Allowance for Loan Losses
Total		0
Special Mention | Residential
Loans and Allowance for Loan Losses
Total		0
Substandard
Loans and Allowance for Loan Losses
Total		3,774
Substandard | Commercial and Industrial
Total gross loans
Prior	95
Total	95
Substandard | Commercial and Industrial
Loans and Allowance for Loan Losses
Total		0
Substandard | Commercial Real Estate
Loans and Allowance for Loan Losses
Total		3,774
Total gross loans
Prior	95
Total	$ 95
Substandard | Installment [Member]
Loans and Allowance for Loan Losses
Total		0
Substandard | Residential
Loans and Allowance for Loan Losses
Total		0
Doubtful
Loans and Allowance for Loan Losses
Total		0
Doubtful | Commercial and Industrial
Loans and Allowance for Loan Losses
Total		0
Doubtful | Commercial Real Estate
Loans and Allowance for Loan Losses
Total		0
Doubtful | Installment [Member]
Loans and Allowance for Loan Losses
Total		0
Doubtful | Residential
Loans and Allowance for Loan Losses
Total		$ 0